Components of Income Tax (Benefit) Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current federal income taxes			$ (68)	$ (4)	$ (122)
Deferred federal income taxes			36	(251)	(368)
Total federal income taxes			(32)	(255)	(490)
Current state income taxes			(16)	5	(11)
Deferred state income taxes			(9)	(8)	(2)
Total state income taxes			(25)	(3)	(13)
Current foreign income taxes			138	329	191
Deferred foreign income taxes			57	(82)	33
Total foreign income taxes			195	247	224
Total provision (benefit) for income taxes	$ 76	$ 15	$ 138	$ (11)	$ (279)